RECEIVABLES, PREPAYMENTS AND OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other current receivables [abstract]
Schedule of accounts receivable

(in millions)	June 30, 2023	December 31, 2022
Current:
Trade receivables, other than related parties	$857	$824
Other receivables	237	497
Unbilled accounts receivable (1)	34	24
Receivables from government grants	51	52
Receivables from related parties	7	11
Other current financial assets	46	79
	$1,232	$1,487
Non-current:
Advances to suppliers	$224	$235
Other	24	46
Total	$248	$281
(1) Unbilled accounts receivable represents amounts recognized on revenue contracts less associated advances and progress billings. These amounts will be billed in accordance with the agreed-upon contractual terms or rendering services.
Schedule of unbilled accounts receivables
The following table summarizes the activity in the Company’s unbilled accounts receivable for the six months ended June 30, 2023 and the twelve months ended December 31, 2022, respectively:

(in millions)	June 30, 2023	December 31, 2022
Balance, beginning of period	$24	$43
Revenue recognized during the period	48	87
Amounts invoiced	(38)	(106)
Balance, end of period	$34	$24